SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of short-term investments [Abstract]
SHORT-TERM INVESTMENTS
20.	SHORT-TERM INVESTMENTS

All liquid investments with a maturity greater than six months are considered to be short-term investments.

	December 31, 2020 US$’000	December 31, 2019 US$’000
Investments (deposits)	-	1,169

	-	1,169